Share-based compensation (Schedule of weighted average fair value assumptions used in the Black-Scholes valuation) (Details)	12 Months Ended
	Dec. 31, 2022 Month $ / shares	Dec. 31, 2021 Month $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average share price at grant date (CAD)	$ 9.77	$ 10.42
Risk-free rate	1.81%	1.02%
Expected dividend yield	0.20%	0.20%
Expected stock price volatility (based on historical volatility)	55.90%	60.50%
Expected life of option (months) | Month	84	84
Weighted average per share fair value of stock options granted (CAD)	$ 5.45	$ 6.06